Trade receivables - Aging analysis of trade receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Aging analysis of trade receivables
Trade receivables		¥ 218,971		¥ 215,376
Past due
Aging analysis of trade receivables
Trade receivables | $	$ 218,971		$ 215,376
Within 3 months | Past due
Aging analysis of trade receivables
Trade receivables		163,664		159,152
3 months - 6 months | Past due
Aging analysis of trade receivables
Trade receivables		20,968		22,469
6 months - 9 months | Past due
Aging analysis of trade receivables
Trade receivables		7,766		11,245
9 months - 12 months | Past due
Aging analysis of trade receivables
Trade receivables		3,872		6,241
1 - 2 years | Past due
Aging analysis of trade receivables
Trade receivables		15,049		15,712
2 - 3 years | Past due
Aging analysis of trade receivables
Trade receivables		¥ 7,652		¥ 557